The following tables provide the business segment information for the year ended June 30, 2021 and 2020. (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenues	$ 14,328,326	$ 20,599,228
Cost of Revenues	12,050,402	17,506,433
Gross profit	2,277,924	3,092,795
Operating expenses	1,970,927	2,742,624
Income (loss) from operations	306,997	350,171
Net income (loss)	(406,607)	(277,668)
Lithume Battery Related [Member]
Segment Reporting Information [Line Items]
Revenues	1,084,083
Cost of Revenues	982,814
Gross profit	101,269
Operating expenses	8,590
Income (loss) from operations	92,679
Net income (loss)	88,918
Smart Energy [Member]
Segment Reporting Information [Line Items]
Revenues	0	1,709,799
Cost of Revenues	0	1,630,684
Gross profit	0	79,115
Operating expenses	10,804	12,708
Income (loss) from operations	(10,804)	66,407
Net income (loss)	(10,614)	58,151
Photoelectric Display [Member]
Segment Reporting Information [Line Items]
Revenues	13,203,189	18,183,974
Cost of Revenues	11,057,298	15,431,065
Gross profit	2,145,891	2,752,909
Operating expenses	1,707,702	1,743,219
Income (loss) from operations	438,189	1,009,690
Net income (loss)	445,494	834,284
Service Contracts [Member]
Segment Reporting Information [Line Items]
Revenues	41,054	705,455
Cost of Revenues	10,290	444,684
Gross profit	30,764	260,771
Operating expenses	29,819	33,191
Income (loss) from operations	945	227,580
Net income (loss)	948	204,848
Unallocated Items [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Cost of Revenues	0	0
Gross profit	0	0
Operating expenses	214,012	953,506
Income (loss) from operations	(214,012)	(953,506)
Net income (loss)	$ (931,353)	$ (1,374,951)